Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Summary of changes in the number of unvested RSUs

	Number of	Weighted average grant
	RSU shares	date Fair Value
Unvested restricted shares as of January 1, 2022	1,302,599	$17.34
Granted	3,159,725	$14.02
Vested	(373,739)	$17.45
Forfeited	(426,831)	$16.03
Unvested restricted shares as of December 31, 2022	3,661,754	$14.69
Granted	5,162,678	$11.50
Vested	(1,400,697)	$13.51
Forfeited	(866,755)	$13.10
Unvested restricted shares as of December 31, 2023	6,556,980	$12.66
Granted	6,527,305	$11.05
Vested	(2,024,893)	$12.81
Forfeited	(1,227,397)	$12.56
Unvested restricted shares as of December 31, 2024	9,831,995	$11.57

Summary of Omnibus stock plan

	Number of	Weighted average exercise
	options	price
Outstanding as of January 1, 2022	33,513	$27.00
Granted	—	$—
Exercised	—	$—
Cancelled/forfeited	—	$—
Outstanding as of December 31, 2022	33,513	$27.00
Granted	3,500,000	$12.90
Exercised	—	$—
Cancelled/forfeited	(33,513)	$27.00
Outstanding as of December 31, 2023	3,500,000	$12.90
Granted	—	$—
Exercised	—	$—
Cancelled/forfeited	(3,500,000)	$12.90
Outstanding as of December 31, 2024	—	$—

Schedule of unvested performance based units

		Weighted
	Number of	average grant
	PSU shares	date Fair Value
Unvested restricted shares as of January 1, 2023	—	$—
Granted	145,900	$11.40
Unvested restricted shares as of December 31, 2023	145,900	$11.40
Granted	1,283,909	$12.72
Forfeited	(79,795)	$12.41
Unvested restricted shares as of December 31, 2024	1,350,014	$12.59

Option To Acquire Class A Shares
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on U.S. government bond)	0.04%

Summary of NHL warrants

Valuation inputs:	October 1, 2023
Valuation model	Black-Scholes model
Share price at grant date[1]	$10.01
Exercise price[2]	$0.01
Expected volatility (average)[3]	46.4%
Expected term[4]	0.25-8 years
Risk-free interest rate (average)[5]	4.79%
1	Closing ordinary share price on Friday, September 29, 2023.
2	Based on contractual terms.
3	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term for each vesting tranche.
4	Options are assumed to be exercised immediately upon entering exercise window.
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date.

NHL Warrants
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120 months
Risk-free interest rate (based on U.S. government bond)	1.28%

Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Unvested as of December 31, 2022	1,353,740	$23.45
Unvested as of December 31, 2023	1,353,740	$23.45
Unvested as of December 31, 2024	1,353,740	$23.45

NBA Warrants [Member]
Share-based payments
Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Unvested as of December 31, 2022	7,383,838	$0.01
Vested and exercisable	(230,745)	$0.01
Unvested as of December 31, 2023	7,153,093	$0.01
Vested and exercisable	(922,980)	$0.01
Unvested as of December 31, 2024	6,230,113	$0.01

2021 Plan
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2023
Valuation model	Black-Scholes model
Share price at grant date	$12.90
Exercise price[1]	$12.90
Expected volatility (average)[2]	47.00%
Expected term (average)[3]	6.5 years
Expected dividends[4]	—
Risk-free interest rate[5]	3.50%
1	Based on contractual terms
2	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term
3	Presumed to be the midpoint between the vesting date and the end of the contractual term
4	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date

Phantom Option Plan
Share-based payments
Summary of Phantom option plan

		Weighted average grant
	Number of	date Fair Value per
	shares	option/share
Outstanding options as of January 1, 2022	835,484	€3.91
Vested	(269,131)	€3.91
Forfeited	(45,302)	€3.91
Unvested restricted shares as of December 31, 2022	521,051	€3.91
Vested	(233,579)	€3.91
Forfeited	(61,268)	€3.91
Unvested restricted shares as of December 31, 2023	226,204	€3.91
Vested	(204,821)	€3.91
Forfeited	(18,524)	€3.91
Unvested restricted shares as of December 31, 2024	2,859	€3.91

Management participation plan
Share-based payments
Summary of Management participation plan

		Weighted average grant
	Number of	date Fair Value per
	shares	option/share
Unvested restricted shares as of January 1, 2022	5,635,029	€759.84
Vested	(1,962,796)	€759.84
Forfeited	(293,583)	€759.84
Unvested restricted shares as of December 31, 2022	3,378,650	€759.84
Vested	(1,905,966)	€759.84
Unvested restricted shares as of December 31, 2023	1,472,684	€759.84
Vested	(1,284,996)	€759.84
Forfeited	(15,011)	€759.84
Unvested restricted shares as of December 31, 2024	172,677	€759.84